Basis of Presentation of Interim Financial Statements(Tables)	3 Months Ended
Apr. 30, 2015
Basis of Presentation of Interim Financial Statements [Abstract]
Summary of fair value measured on recurring basis

at April 30, 2015
	Level 1	Level 2	Level 3	Total
Marketable securities- available for sale	135,000	-	-	135,000
Total assets	135,000	-	-	135,000

at January 31, 2015
	Level 1	Level 2	Level 3	Total
Marketable securities- available for sale	28,950	-	-	28,950
Total assets	28,950	-	-	28,950